Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.4%)
Pennsylvania (100.8%)
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	4,833
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	5,055
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	3,042
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,320
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,750
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,288
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,162
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.010%	9/1/21	26,050	26,050
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	29
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	12
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,400	2,722
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,720
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,927
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,711
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	4,098
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,859
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,772
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	3,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,446
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	12,372
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,562
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,739
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	1,750	2,062
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,176
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	21,563
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	25,563
[2,3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.030%	9/1/21	8,200	8,200
	Allegheny County PA GO	5.000%	11/1/26	2,540	3,120
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,487
	Allegheny County PA GO	4.000%	11/1/33	300	359
	Allegheny County PA GO	4.000%	11/1/34	915	1,093
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,944
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,461
	Allegheny County PA GO	5.000%	11/1/41	5,015	6,010
[3]	Allegheny County PA GO VRDO	0.020%	9/2/21	1,555	1,555
[1]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,608
[4]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,114
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,114
	Allegheny County Sanitary Authority Sales Tax Revenue	3.000%	6/1/37	500	552
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	934
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,287
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	3,041
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	7,091
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,750
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	3,125	3,446
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,940
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	4,984
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,880
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	3,035
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,553
[1]	Allentown City School District GO	4.000%	2/15/22	2,835	2,882
[1]	Allentown City School District GO	4.000%	2/15/24	550	594
[5]	Allentown City School District GO	5.000%	2/1/32	3,075	3,968
[5]	Allentown City School District GO	5.000%	6/1/32	1,465	1,740
[5]	Allentown City School District GO	4.000%	2/1/34	1,500	1,785
[5]	Allentown City School District GO	5.000%	2/1/34	1,300	1,667
[5]	Allentown City School District GO	4.000%	2/1/35	1,175	1,395
[5]	Allentown City School District GO	5.000%	6/1/35	2,000	2,366
[5]	Allentown City School District GO	4.000%	2/1/36	1,100	1,301
[5]	Allentown City School District GO	5.000%	6/1/36	1,500	1,771
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,000	1,279
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	1,150	1,462
[6]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	4,250	5,333
[2]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,965	2,480
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,218
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	258
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	11,897
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	16,091
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,190
[5]	Altoona Area School District GO	5.000%	12/1/48	1,500	1,792
[1]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,914
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,420
[5]	Armstrong School District GO	5.000%	3/15/31	1,800	2,314
[5]	Armstrong School District GO	3.000%	3/15/32	3,460	3,864
[5]	Armstrong School District GO	3.000%	3/15/33	5,495	6,118
[5]	Armstrong School District GO	3.000%	3/15/34	5,605	6,221
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	602
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	900
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,297
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,193
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	834
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	833
[5]	Beaver County PA GO	4.000%	4/15/30	450	532
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	835	1,009
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	60
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	797
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	440
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	476
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	564
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	962
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,805
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,685
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,134
	Berks County PA GO	4.000%	11/15/24	600	671
	Berks County PA GO	5.000%	11/15/24	500	575
	Berks County PA GO	5.000%	11/15/25	1,545	1,840
[5]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,880
	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/47	3,210	3,438
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,889
[1]	Blue Mountain School District GO	4.000%	8/1/22	235	243
[1]	Blue Mountain School District GO	4.000%	8/1/23	345	370
[1]	Blue Mountain School District GO	4.000%	8/1/24	360	399
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	438
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	134
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	155
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	86
	Bristol Township School District GO	5.250%	6/1/37	3,000	3,253
[5]	Bristol Township School District GO	4.000%	6/1/48	2,000	2,353
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	641
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,046
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	3,122
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,272
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	26,700	27,612
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	5,943
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	6,231
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.030%	9/2/21	4,010	4,010
	Butler County General Authority Miscellaneous Revenue VRDO	0.030%	9/2/21	9,420	9,420
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	611
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	569
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	625
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,922
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,571
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	5,029
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/2/21	2,300	2,300
[1]	Cambria County PA GO	4.000%	8/1/32	1,000	1,153
[1]	Cambria County PA GO	4.000%	8/1/34	750	860
[1]	Cambria County PA GO	4.000%	8/1/35	700	802
[5]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,402
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,635
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/27	1,530	1,815
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/30	1,135	1,343
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,672
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,985
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,394
	Capital Region Water Revenue	5.000%	7/15/35	500	627
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,245
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,533
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	617
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,689
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,230
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,221
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,233
	Centennial School District Bucks County GO	5.000%	12/15/33	1,000	1,314
	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,309
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/21	3,000	3,039
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	5,000	5,066
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,145
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,265
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,644
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,132
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,826
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,381
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project), Prere.	7.000%	11/15/21	6,930	7,026
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,648
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,176
	Chartiers Valley School District GO, Prere.	5.000%	4/15/25	1,160	1,355
	Chartiers Valley School District GO, Prere.	5.000%	4/15/25	2,750	3,213
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,838
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,289
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,984
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,292
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,540
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	11,727
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	3,034
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	11,884
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	5,920
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,268
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	6,273
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,370
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,254
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,362
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,238
[5]	Coatesville School District GO	0.000%	10/1/33	1,000	720
	Colonial PA School District GO	3.000%	2/15/39	350	382
	Colonial PA School District GO	3.000%	2/15/40	700	762
	Colonial PA School District GO	3.000%	2/15/41	700	761
	Colonial PA School District GO	3.000%	2/15/44	2,500	2,698
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	283
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,131
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,320
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,311
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,347
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,948
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,439
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	5,047
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	6,336
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,671
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	12,371
[1,4]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	41,973
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	374
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	466
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	527
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	583
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	1,035
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,220
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,066
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,215
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	239
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	186
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,284
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	237
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	61
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	17
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	11,362
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	11,294
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	17,685
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,679
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,400
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,704
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	11,030
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	11,967
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	6,088
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	642
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	11,116
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,754
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	12,243
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	6,122
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	8,550	9,981
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,419
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	10,805
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	12,071
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	6,290	7,168
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,056
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,600
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,954
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,681
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,310
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	20,331
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,890
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	14,955	16,435
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	21,406
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	14,105
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,963
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	8,000	9,422
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	16,478
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,311
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	23,756
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	17,588
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	23,692
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,233
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	11,551
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,427
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	17,733
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	27,410	30,735
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	20,000	22,560
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,816
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	11,236
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	805
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,604
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,671
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,266
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	14,415
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	6,910
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	7,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	6,834
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	7,000	6,766
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,090
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,339
	Conestoga Valley School District GO	3.000%	2/1/38	850	916
	Conestoga Valley School District GO	3.000%	2/1/39	1,000	1,076
[5]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,933
[1]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,605
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	741
	Council Rock School District GO	2.050%	11/15/33	1,085	1,117
	Council Rock School District GO	3.250%	11/15/39	5,010	5,353
	Council Rock School District GO	2.050%	8/15/42	3,000	2,853
	County of Chester PA GO	4.000%	7/15/37	1,185	1,382
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	889
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	947
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,679
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,747
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,100
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,785
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,678
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,788
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,636
	Cumberland Valley School District GO	5.000%	12/1/30	500	584
	Cumberland Valley School District GO	5.000%	12/1/31	750	876
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,172
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,311
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,163
[2]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	4,000	4,939
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,289
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,504
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,364
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,678
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,389
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	609
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,487
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,757
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	5,542
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,891
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,875	7,102
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	6,148
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	4,111
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,725
[5]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	5.000%	11/1/38	1,250	1,365
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,774
[5]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,465
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,975
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,221
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,267
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	22,865
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	942
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,769
[2,3]	Delaware River Joint Toll Bridge Commission Highway Revenue TOB VRDO	0.090%	9/2/21	11,260	11,260
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	589
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,876
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,878
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,527
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,531
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,869
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,524
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	13,249
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,147
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	754
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,643
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	2,283
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,869
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,886
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,512
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,062
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,991
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	16,936
[3]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	2,100	2,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	4,012
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,771
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,253
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,095
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	922
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,517
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	920
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,224
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	609
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	934
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	4,311
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	8,189
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	4,448
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,280	1,391
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	1,250	1,358
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/23	4,325	4,700
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	970
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	4,408
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,732
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,295
[5]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,725
[5]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	2,003
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	276
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	276
	Easton Area School District GO	4.000%	4/1/32	1,450	1,764
	Easton Area School District GO	4.000%	4/1/33	600	727
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	4,000	4,000
	Erie City Water Authority Water Revenue	5.000%	12/1/26	30	37
[1]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,848
[5]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,537
	Erie Higher Education Building Authority College & University Revenue	4.000%	5/1/36	300	345
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/47	955	1,169
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,618
[1]	Erie School District GO	5.000%	4/1/27	150	183
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,706
[1]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	4,034
[5]	Fairview School District GO	3.000%	9/15/42	2,810	3,049
[5]	Fairview School District GO	3.000%	9/15/43	1,390	1,505
[5]	Fairview School District GO	3.000%	9/15/44	1,000	1,080
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,416
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,195
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,486
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	2,050
[5]	Gateway School District Alleghany County GO	3.000%	10/15/35	1,000	1,124
[5]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,454
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	5,137
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,297
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,250
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	9,383
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,618
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,000	15,404
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	27,977
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	16,500	19,002
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	18,824
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	385
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	670
	General Authority of Southcentral Pennsylvania College & University Revenue	3.500%	11/1/41	500	545
	General Authority of Southcentral Pennsylvania Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,268
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,279
	Gettysburg Area School District GO	4.000%	4/1/35	750	878
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,400
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,473
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,761
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,756
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	4,084
	Hamburg Area School District GO	5.000%	4/1/22	300	308
	Hamburg Area School District GO	5.000%	4/1/23	335	360
	Haverford Township PA GO	3.650%	6/1/48	935	1,027
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,337
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,548
	Haverford Township School District GO	3.000%	3/1/34	55	60
[3]	Haverford Township School District GO VRDO	0.020%	9/2/21	4,960	4,960
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,670	2,996
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	1,023
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	709
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	5,071
	Lancaster County PA GO	4.000%	11/1/31	375	447
	Lancaster County PA GO	4.000%	11/1/32	300	356
	Lancaster County PA GO	4.000%	11/1/33	375	442
	Lancaster County PA GO	4.000%	11/1/34	500	588
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,523
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	810
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	872
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,505
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	837
[3]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.020%	9/1/21	14,700	14,700
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,895
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,534
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,357
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,403
[5]	Lancaster PA GO	4.000%	11/1/31	1,400	1,660
[5]	Lancaster PA GO	4.000%	11/1/32	2,445	2,891
[5]	Lancaster PA GO	4.000%	11/1/33	2,545	3,001
[5]	Lancaster PA GO	4.000%	11/1/34	2,660	3,128
[5]	Lancaster PA GO	4.000%	11/1/35	2,355	2,765
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	410
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	366
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	395
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	500
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	526
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	634
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	753
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	585
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,523
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	3,032
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,644
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,366
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,616
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	17
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	7,735	8,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,885
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,936
[2,3]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.270%	9/2/21	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,144
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	9,034
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	31,175	35,693
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	17
[8]	Luzerne County PA GO	5.250%	12/15/21	905	915
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	480
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,257
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,199
	Manheim Township School District GO	5.000%	2/1/31	1,200	1,411
	Marple Newtown School District GO	3.000%	6/1/44	2,000	2,183
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,867
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,938
	Methacton School District GO	4.000%	9/15/41	520	605
	Methacton School District GO	4.000%	9/15/42	565	656
	Methacton School District GO	4.000%	9/15/45	1,000	1,158
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,925
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,875	6,139
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,937
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,134
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,279
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,631
	Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,130	1,181
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,302
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,329
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,103
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,099
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,589
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	2,228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	31
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,759
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,466
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	3,102
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,650	5,200
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	8,368
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,242
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	3,268
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	6
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,675
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	8,997
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,255	12,856
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	5,471
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	105
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,458
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/28	3,795	4,334
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,704
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/30	5,000	5,679
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,365
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,250	12,663
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,872

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	5,132
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	813
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	8,500	9,559
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,163
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	3,300	3,710
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	6,365
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	7,398
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	200	202
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	104
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	243
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	334
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	286
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	407
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	347
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	230
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	115
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	240
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	256
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	114
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	255
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	419
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	644
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	795
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	450
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,158
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,154
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	6.625%	12/1/21	1,565	1,590
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,226
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	1,105
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,895
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,897
[1]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,783
[1]	Moon Area School District GO	4.000%	11/15/31	2,050	2,408
[1]	Moon Area School District GO	4.000%	11/15/32	1,000	1,165
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,085
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,769
	Moon PA GO	4.000%	11/15/50	3,270	3,799
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,776
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	2,004
[1]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	2,092
[1]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,191
[5]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,181
[5]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,374
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,155
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,896
	North Allegheny School District GO	3.000%	5/1/33	2,780	3,099
	North Allegheny School District GO	4.000%	5/1/37	1,065	1,271
	North Allegheny School District GO	4.000%	5/1/38	2,345	2,796
	North Penn Water Authority Water Revenue	4.000%	11/1/29	500	608
	North Penn Water Authority Water Revenue	4.000%	11/1/30	500	603
	North Penn Water Authority Water Revenue	4.000%	11/1/32	1,400	1,671
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,600
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,731
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	2,018
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,443
	Northampton County General Purpose Authority College & University Revenue VRDO	0.020%	9/2/21	515	515
	Northampton County General Purpose Authority College & University Revenue, Prere.	5.000%	11/1/23	4,000	4,418
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,783
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,337
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	8,060
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,672
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,107
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,420
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,816
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,022
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	2,176
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,312
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,185
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,809
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,285
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,447
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,342
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	4,246
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,485
[5]	Northeastern School District/York County GO	3.000%	3/1/33	525	582
[5]	Northeastern School District/York County GO	3.000%	3/1/34	300	331
[5]	Northeastern School District/York County GO	3.000%	3/1/35	250	275
[5]	Northeastern School District/York County GO	3.000%	3/1/38	850	926
[5]	Northeastern School District/York County GO	3.000%	3/1/41	800	866
[5]	Northeastern School District/York County GO	3.000%	3/1/44	2,030	2,183
[5]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	2,283
[5]	Northern Tioga School District GO	5.000%	4/1/31	700	857
[5]	Northern Tioga School District GO	4.000%	4/1/33	500	570
	Palmer Township PA GO	4.000%	5/15/30	1,495	1,638
[5]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,418
[5]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,695
[5]	Penn Hills School District GO	3.000%	10/1/32	2,845	3,185
[5]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,596
	Penn Manor School District GO	5.000%	3/1/32	1,000	1,215
	Penn Manor School District GO	5.000%	3/1/35	800	967
	Penn Manor School District GO	5.000%	3/1/36	1,700	2,050
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,501
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	933
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,345
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	4,432
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,809
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	7,047
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,638
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	9,021
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,863
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	12,324
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	2,006
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,761
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	2,056
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,848
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,607
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,377
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,672
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	5,406
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	11,337
[2,3]	Pennsylvania GO TOB VRDO	0.050%	9/7/21	3,335	3,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,879
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	2,072
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,535
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,474
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,455
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	259
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,610

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,145
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	380
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,782
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	3,965	4,529
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	295
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	4,204
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,618
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	3,007
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,576
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,438
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,529
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,316
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,614
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,680
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,606
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,565
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/39	5,000	5,688
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,948
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,708
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	11,582
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	2,329
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,475
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	17,800	20,202
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	6,308
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/48	1,000	1,159
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	10,900	12,451
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/21	1,245	1,252
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,290
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,436
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,331
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,194
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,394
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	873
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,371
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	899
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	3,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	671
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,438
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,621
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	939
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,339
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,929
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,335
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,530
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,327
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,702
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,787
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,606
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	6,288
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	5,000	6,529
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	6
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,878
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,015	12,126
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	14,000	16,271
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	15,056
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,635
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,196
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,090
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,708	8,668
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	2,065
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	4,989
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,920	5,077
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	7,139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	3,191
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	6,122
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	7,487
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	3,820	3,974
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,610	6,881
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,373
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	5,059
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	9,986
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	7,493
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	3,106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	3,016
[6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	7,484
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	1,500	1,500
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.060%	9/7/21	5,725	5,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.140%	9/2/21	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	8,178
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	8,043
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	6,027
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,731
	Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,618
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,707
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	9,460
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,518
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,758
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,410
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	18,816
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	9,936
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	21,026
[6]	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	43,000	50,886
[6]	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	10,000	11,713
[6]	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	7,000	8,199
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,764
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	8,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,500	3,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	9,775	11,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	8,356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	11,463
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	11,600
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,444
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,583
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	11,235
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	648
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	3,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,617
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	642
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	11,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	11,125
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,278
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	11,450
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	5,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,636
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,803
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	6,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	12,031
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,652
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,595
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,746
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	8,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,540
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	4,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,606
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	7,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	23,472
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,398
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	2,010	2,312
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	8,281
[5]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	4,617
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	310
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,707
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	17,348
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,917
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,620
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,500	5,313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,398
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	7,261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,807
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,389
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	3,038
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	17,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,463
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	7,105
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,852
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	3,605	4,242
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,749
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	18,882
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,548
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	15,289
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	17,120
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	6,256
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,835
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	7,113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	12,060
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	3,250	3,816
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.050%	9/2/21	7,330	7,330
[1,2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.070%	9/2/21	1,300	1,300
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.120%	9/2/21	6,910	6,910
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.120%	9/2/21	4,140	4,140
[2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.120%	9/2/21	2,800	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.010%	9/2/21	19,400	19,400
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.020%	9/2/21	27,920	27,920
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,855	4,417
[9]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	4,070	4,686
[9]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	10,449
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,269
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	9/1/21	9,895	9,895
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,766
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,458
[2,3]	Peters Township School District Washington County GO TOB VRDO	0.070%	9/7/21	4,780	4,780
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	236
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	233
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,717
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	4,041
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,570
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,562
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,437
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,647
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	2,318
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,477
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,124
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	15,030	17,346
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,222
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,814
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,443
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,687
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,507
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,930
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,405
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	13,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	14,329
[3]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.020%	9/2/21	190	190
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,141
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,606
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	1,130	1,339
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,948
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	7/1/22	10	10
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,446
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,698
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,681
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,750	2,053
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,945
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	3,011
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	5,018
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,871
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/36	1,150	1,381
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,438
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,432
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,250
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	1,500	1,791
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	7,375	9,478
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,400	1,667
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,550	1,842
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,831
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	6,013
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	5,400	6,331
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	14,035
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	6,232
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,175
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	3,992
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,661
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,215
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,718
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,638
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	920
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,699
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,779
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,978
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	6,000	7,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	6,127
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	5,302
	Philadelphia PA GO	5.000%	8/1/23	3,800	4,154
	Philadelphia PA GO	5.250%	1/15/24	3,585	4,012
	Philadelphia PA GO	5.000%	8/1/26	4,125	5,020
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,234
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,214
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,460
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,681
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,682
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,424
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,677
	Philadelphia PA GO	5.000%	5/1/35	4,520	5,980
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	7,353
	Philadelphia PA GO	5.000%	5/1/36	4,690	6,182
	Philadelphia PA GO	4.000%	5/1/37	4,435	5,350
	Philadelphia PA GO	4.000%	5/1/38	4,000	4,812
	Philadelphia PA GO	4.000%	5/1/39	5,000	5,998
	Philadelphia PA GO	4.000%	5/1/40	2,950	3,531
	Philadelphia PA GO	4.000%	5/1/41	2,020	2,410
[3]	Philadelphia PA GO VRDO	0.010%	9/2/21	6,100	6,100
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	7,176
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,423
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,248
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,197
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,694
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,494
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,647
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,489
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	3,032
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,374
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	3,095
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	5,091
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	5,000	6,400
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,478
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	8,800	11,150
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,842
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,225
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	12,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,066
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	9,000	9,148
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,000	11,345
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	4,375	4,963
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	14,000	15,883
[7]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	560	562
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.125%	9/1/29	5,975	5,996
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,325
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,479
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	6,062
	Philadelphia School District GO	5.000%	9/1/28	5,000	6,048
	Philadelphia School District GO	5.000%	9/1/29	2,665	3,126
	Philadelphia School District GO	5.000%	9/1/29	5,135	6,192
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,345
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,313
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,994
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,293
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,409
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,711
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,405
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,743
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,705
	Philadelphia School District GO	5.000%	9/1/38	2,000	2,383
[1]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,677
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,736
	Pine-Richland School District GO	4.000%	3/1/35	500	602
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,494
	Pine-Richland School District GO	4.000%	3/1/37	750	897
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,248
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	622
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,242
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	618
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	617
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.030%	9/2/21	1,000	1,000
	Pittsburgh PA GO	4.000%	9/1/31	500	598
	Pittsburgh PA GO	3.000%	9/1/32	500	548
	Pittsburgh PA GO	3.000%	9/1/33	550	602
	Pittsburgh PA GO	4.000%	9/1/34	650	774
	Pittsburgh PA GO	5.000%	9/1/34	50	62
	Pittsburgh PA GO	4.000%	9/1/35	750	875
	Pittsburgh PA GO	5.000%	9/1/35	600	740
	Pittsburgh PA GO	4.000%	9/1/36	875	1,019
	Pittsburgh PA GO	4.000%	9/1/36	840	995
	Pittsburgh PA GO	5.000%	9/1/36	825	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh PA GO	4.000%	9/1/37	500	589
	Pittsburgh PA GO	4.000%	9/1/38	500	579
	Pittsburgh PA GO	4.000%	9/1/38	800	941
	Pittsburgh PA GO	4.000%	9/1/39	750	879
[5]	Pittsburgh PA GO, Prere.	5.000%	9/1/24	1,150	1,315
	Pittsburgh School District GO	4.000%	9/1/33	1,030	1,222
	Pittsburgh School District GO	4.000%	9/1/34	1,710	2,023
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,264
	Pittsburgh School District GO	4.000%	9/1/35	1,670	1,973
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,406
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,357
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,997
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,967
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,720
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,656
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	6,071
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,929
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,397
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	1,157
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,000	5,478
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,640
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	1,000	1,103
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	750	823
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,472
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,375	2,827
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,961
[5]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,399
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,195
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,837
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,452
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	17,020
	Quaker Valley PA School District GO	5.000%	10/1/31	350	464
	Quaker Valley PA School District GO	5.000%	10/1/32	365	482
	Quaker Valley PA School District GO	5.000%	10/1/33	330	434
	Quaker Valley PA School District GO	5.000%	10/1/34	400	524
	Quaker Valley PA School District GO	5.000%	10/1/35	350	458
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,704
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,663
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,482
[1]	Reading School District GO	5.000%	3/1/38	1,750	2,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,201
[1]	Ridley School District GO	4.000%	11/15/35	1,250	1,495
[1]	Ridley School District GO	4.000%	11/15/37	800	952
[5]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	4,083
[1]	Scott PA GO	3.000%	8/15/34	290	327
[1]	Scott PA GO	3.000%	8/15/38	300	335
[1]	Scott PA GO	3.000%	8/15/42	650	718
[1]	Scott PA GO	3.000%	8/15/46	600	657
[1]	Scott PA GO	3.000%	8/15/50	605	660
	Scranton PA School District GO	4.000%	12/1/40	500	581
	Scranton PA School District GO	4.000%	12/1/45	1,740	2,002
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,910
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,568
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,519
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,546
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,362
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,441
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,950
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,734
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,272
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	6,236
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	13,186
[2,3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	4,000	4,000
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	400	400
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,831
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,280
	State College PA Area School District GO	5.000%	5/15/36	375	468
	State College PA Area School District GO	5.000%	5/15/37	680	847
	State College PA Area School District GO	5.000%	5/15/38	400	497
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,436
[5]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	591
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,171
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,427
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,133
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,389
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,210
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,707
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,423
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,234
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,391
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,886
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	13,000	15,821
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,657
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,928
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	7,250
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,674
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,548
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,921
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	510
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	590
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	799
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,153
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,656
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,998
[5]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,457
[5]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,446
[5]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,233
	Union County Higher Educational Facilities Financing Authority College & University Revenue VRDO	0.010%	9/2/21	540	540
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,444
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,507
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	5,131
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/39	1,000	1,089
[5]	Upper Darby School District GO	4.000%	4/1/46	800	941
[5]	Upper Darby School District GO	4.000%	4/1/51	2,800	3,298
	Upper Merion Area School District GO	5.000%	1/15/34	500	593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upper Merion Area School District GO	5.000%	1/15/36	1,620	1,857
	Upper Merion Area School District GO	3.000%	1/15/42	2,000	2,188
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,511
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,902
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,470
	Washington County Authority College & University Revenue VRDO	0.010%	9/2/21	13,600	13,600
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,848
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,467
	West Bradford Township PA GO	4.000%	12/15/40	745	864
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,603
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,288
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	3,121
[5]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,431
[5]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,442
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	510	527
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,778
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,679
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,942
	West Shore PA School District GO	5.000%	11/15/32	600	767
	West Shore PA School District GO	4.000%	11/15/34	640	766
	West Shore PA School District GO	4.000%	11/15/35	540	645
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,311
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,189
	West Shore PA School District GO	4.000%	11/15/38	500	594
	West Shore PA School District GO	4.000%	11/15/40	900	1,061
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,176
	West Shore PA School District GO	4.000%	11/15/48	1,000	1,175
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,235
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,172
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,168
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,397
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,665
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,793
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,860
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,598
	West York Area School District GO	5.000%	4/1/33	4,265	4,580
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	9,182
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	9,170
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,213
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	6,458
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,310
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,819
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,154
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,524
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,264
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,604
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,232
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,937
[5]	William Penn School District GO	3.000%	11/15/34	2,595	2,826
[5]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,908
	Wyomissing Area School District GO	4.000%	2/1/38	800	923
	York County PA GO	5.000%	6/1/33	1,020	1,168
	York County PA GO	4.000%	3/1/34	3,000	3,515
	York County PA GO, Prere.	5.000%	6/1/23	5,000	5,423
					4,586,383
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	240
[6]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	575	655
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,112
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	755
					2,762
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	685	661
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,170
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,849
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,417
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,471	11,877
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,561
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	85	98
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	120	138
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	295	98

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,795	3,229
				22,098
Total Tax-Exempt Municipal Bonds (Cost $4,262,283)				4,611,243
Total Investments (101.4%) (Cost $4,262,283)				4,611,243
Other Assets and Liabilities—Net (-1.4%)				(62,741)
Net Assets (100%)				4,548,502
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $104,163,000, representing 2.3% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Securities with a value of $1,548,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	488	60,375	186

Short Futures Contracts
Long U.S. Treasury Bond	December 2021	(70)	(11,408)	(15)
Ultra 10-Year U.S. Treasury Note	December 2021	(235)	(34,784)	57
Ultra Long U.S. Treasury Bond	December 2021	(92)	(18,150)	64
				106
				292
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,611,243	—	4,611,243
Derivative Financial Instruments
Assets
Futures Contracts[1]	307	—	—	307
Liabilities
Futures Contracts[1]	15	—	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.